SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit
		Weighted average interest
	Currency	December 31,		December 31,
		2024	2023	2024	2023
		%

Short-term bank credit (*)	INR	9.3	10.1	$2,534	$2,801
Current maturities of Long- term bank loan and other (*)	INR	9.6	8.9	$2,021	$2,317
Total				$4,555	$5,118

(*) Credit line and bank loan in Lioli - During 2022, Lioli engaged with a new bank and signed a new loan agreement. The loan agreement with the bank in Lioli contains customary covenants. Lioli is in compliance with the requirement of the financial covenants under the agreement of own capital contribution. The Loan Agreement also contains certain customary negative covenants that require Lioli to refrain from certain actions unless bank’s consent obtained. Lioli debt is secured by a SBLC (Stand By Letter of Credit) from Caesarstone and floating charge on all of Lioli’s assets. (see also Note 15).